Operating Leases (Details) - USD ($)				12 Months Ended
	Sep. 01, 2020	Mar. 03, 2017	May 14, 2014	Dec. 31, 2020	Jun. 09, 2021	Jun. 13, 2018
Neese [Member]
Operating Leases (Details) [Line Items]
Lease term		10 years	5 years
Operating lease base rent		$ 8,333
Interest rate on unpaid amount		18.00%
Salary or rent not payable						$ 100,000
Long-term accrued liability				$ 300,000
Operating lease liabilities				100,000
Lease annual payment			$ 11,830
Kyle's [Member]
Operating Leases (Details) [Line Items]
Lease term	5 years
Interest rate on unpaid amount	12.00%
Lease rent, description	The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60.
Asien's [Member]
Operating Leases (Details) [Line Items]
Annual payments for lease payments				$ 11,665	$ 11,665